Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

Although not a party to any proceedings or claims at June 30, 2020, the Company may be subject to legal proceedings and claims from time-to-time arising out of our operations in the ordinary course of business.

Leases:

On March 31, 2019, the Company entered into a sublease with a related party (see Note 12) for its current corporate headquarters. The sublease expires in November 2022. Monthly lease payments are currently $7,307 per month and increase to $7,535 per month for the final 20 months of the lease.

In February 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-02: "Leases (Topic 842)" whereby lessees need to recognize almost all leases on their balance sheet as a right of use asset and a corresponding lease liability. The Company adopted this standard as of January 1, 2019 using the effective date method. We calculated the present value of the remaining lease payment stream using our incremental effective borrowing rate of 10%. We initially recorded a right to use asset and corresponding lease liability amounting to $269,054 on March 31, 2019. The right to use asset and the corresponding lease liability are being equally amortized on a straight-line basis over the remaining term of the lease.

For the six months ended June 30, 2020, lease costs amounted to $74,286 which includes base lease costs of $43,155 and common area and other expenses of $31,131. All costs were expensed during the periods and included in general and administrative expenses on the accompanying consolidated statements of operations.

Right-of-use asset ("ROU") is summarized below:

June 30, 2020
Operating office lease	$269,054
Less accumulated reduction	(91,723)
Balance of ROU asset at June 30, 2020	$177,331

Operating lease liability related to the ROU asset is summarized below:

June 30, 2020
Total lease liability	$269,054
Reduction of lease liability	(91,723)
Total	177,331
Less short term portion as of June 30, 2020	(73,378)
Long term portion as of June 30, 2020	$103,953

Future base lease payments under the non-cancellable operating lease at June 30, 2020 are as follows:

2020	$43,842
2021	89,736
2022	82,885
Total minimum non-cancellable operating lease payments	216,463
Less discount to fair value	(39,132)
Total fair value of lease payments	$177,331

COVID-19 Uncertainty:

In March 2020, the outbreak of COVID-19 (coronavirus) caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization, and the outbreak has become increasingly widespread in the United States, including in each of the areas in which the Company operates. While to date the Company has not been required to stop operating, management is evaluating its use of its office space, virtual meetings and the like to comply with health and safety guidelines to protect employees, contractors and customers, including in connection with a transition back to the workplace. We have reduced certain billing rates to respond to the current economic climate. Additionally, while we have experienced, and could continue to experience, a loss of clients as the result of the pandemic, we expect that the impact of such attrition would be mitigated by the addition of new clients resulting from our continued efforts to adjust the Company's operations to address changes in the recruitment industry. The extent to which the COVID-19 pandemic will impact our operations, ability to obtain financing or future financial results is uncertain at this time. Management has spent time evaluating shifting market demands and adjusting the Company's focus. Due to the effects of COVID-19, the Company took steps to streamline certain expenses, such as temporarily cutting certain executive compensation packages by approximately 20%. Management also worked to reduce unnecessary marketing expenditures and worked to improve staff and human capital expenditures, while maintaining overall workforce levels. The Company expects to resume certain expenses, such as compensation, later in 2020 if conditions warrant. The Company expects but cannot guarantee that demand for its recruiting solutions will improve in the second half of 2020, as certain clients re-open or accelerate their hiring initiatives, and new clients utilize our services. The Company does not expect reductions made in the second quarter of 2020 due to COVID-19 will inhibit its ability to meet client demand. Overall, management is focused on effectively positioning the Company for a rebound in hiring which we expect in the second half of 2020. Ultimately, the recovery may be delayed and the economic conditions may worsen. The Company continues to closely monitor the confidence of its recruiter users and customers, and their respective job requirement load through offline discussions and the Company's Recruiter Index survey.

NOTE 11 — COMMITMENTS AND CONTINGENCIES

Although not a party to any proceedings or claims at December 31, 2019, the Company may be subject to legal proceedings and claims from time-to-time arising out of our operations in the ordinary course of business.

Leases:

On March 31, 2019, the Company entered into a sublease with a related party (see note 12) for its current corporate headquarters. The sublease expires in November 2022. Monthly lease payments are currently $7,078 per month and increase to $7,535 per month for the final 20 months of the lease.

In February 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-02: "Leases (Topic 842)" whereby lessees need to recognize almost all leases on their balance sheet as a right of use asset and a corresponding lease liability. The Company adopted this standard as of January 1, 2019 using the effective date method. We calculated the present value of the remaining lease payment stream using our incremental effective borrowing rate of 10%. We initially recorded a right to use asset and corresponding lease liability amounting to $269,054 on March 31, 2019. The right to use asset and the corresponding lease liability are being equally amortized on a straight-line basis over the remaining term of the lease.

For the year ended December 31, 2019, lease costs amounted to $111,689 which includes base lease costs of $63,705 and common area and other expenses of $47,984. All costs were expensed during the periods and included in general and administrative expenses on the accompanying consolidated statements of operations.

Right-of-use asset ("ROU") is summarized below:

December 31, 2019
Operating office lease	$269,054
Less accumulated reduction	(55,034)
Balance of ROU asset at December 31, 2019	$214,020

Operating lease liability related to the ROU asset is summarized below:

December 31, 2019
Total lease liability	$269,054
Reduction of lease liability	(55,034)
Total	214,020
Less short term portion as of December 31, 2019	(73,378)
Long term portion as of December 31, 2019	$140,642

Future base lease payments under the non-cancellable operating lease at December 31, 2019 are as follows:

2020	$86,997
2021	89,736
2022	82,885
Total minimum non-cancellable operating lease payments	259,618
Less discount to fair value	(45,598)
Total minimum principal payments	$214,020